Other Gains - Summary of Other Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Compensation income	¥ 915	¥ 1,184	¥ 1,118
Others	3,114	1,722	1,271
Other gains	¥ 4,029	¥ 2,906	¥ 2,389